CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	550,000,000	550,000,000	100,000,000
Common stock, shares issued	50,937,370	49,167,170	47,500,000
Common stock, shares outstanding	50,937,370	49,167,170